Convertible Notes Payable - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 03, 2020	Jun. 30, 2021	Jun. 30, 2020	Nov. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2020
Debt Instrument [Line Items]
Interest expense		$ 0	$ 398		$ 504	$ 1,675		$ 2,517	$ 3,582
Amortization of debt issuance costs and debt discount					$ 250	$ 146		258	344
2018 Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes payable, aggregate principal amount	$ 40,200						$ 40,300		40,250
Convertible notes payable, consideration							$ 40,000
Debt issuance costs, net										$ 300
Debt maturity period							2 years
Convertible notes payable, payment terms							The 2018 Convertible Notes shall be payable anytime on or after two years from the respective issuance dates upon demand of the 2018 Investors holding at least 60% of the outstanding principal of the 2018 Convertible Notes or at the Company’s option with 10 days’ notice to the 2018 Investors, and carry interest at 5% per annum which in addition to the notes is payment in kind.
Convertible notes payable, interest rate							5.00%
Convertible notes, conversion description							The notes and all accrued but unpaid interest are automatically convertible into shares of the Company’s common stock in the event of qualified financing (defined with respect to the 2018 Convertible Notes as a sale by the Company of shares of its capital stock for aggregate gross proceeds of at least $5 million) and convertible in the event of non-qualified financing (defined with respect to the 2018 Convertible Notes as a sale by the Company of shares of its capital stock for aggregate gross proceeds of less than $5 million) or change of control at the option of the majority of 2018 Investors at a conversion price equal to the lesser of (i) $400 million divided by the number of shares of the Company’s common stock outstanding immediately prior to the respective events, assuming conversion or exercise of all securities convertible into common stock and (ii) the price per share of its capital stock paid in the applicable transaction (qualified financing, non-qualified financing, or change of control).
Interest expense								600	2,100
Amortization of debt issuance costs and debt discount								100
Accrued interest	$ 2,800								2,319
Conversion of stock, shares converted	3,005,762
Conversion of stock shares converted, per share	$ 14.33
Gain on exchange of convertible notes	$ 42,500
2018 Convertible Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Amortization of debt issuance costs and debt discount									100
2019 Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes payable, aggregate principal amount	29,300								29,332
Convertible notes payable, consideration				$ 29,200
Debt issuance costs, net				$ 100
Convertible notes payable, payment terms				The 2019 Convertible Notes were to be payable anytime on or after September 18, 2021 upon demand by consent of the 2019 Investors holding at least 60% of the outstanding principal of the 2019 Convertible Notes or at the Company’s option with 10 days’ notice to the 2019 Investors, and carry interest at 5% per annum which in addition to the notes is payable at maturity.
Convertible notes payable, interest rate				5.00%
Convertible notes, conversion description				The 2019 Convertible Notes and all accrued but unpaid interest were automatically convertible into shares of the Company’s common stock in the event of qualified financing and convertible in the event of non-qualified financing (defined with respect to the 2019 Convertible Notes as a sale by the Company of shares of its capital stock for aggregate gross proceeds of less than $20 million) or change of control at the option of the majority of 2019 investors at a conversion price determined as the lesser of (i) a ratio of $300 million and the number of shares of the Company’s common stock outstanding immediately prior to the respective events, assuming conversion or exercise of all securities convertible into common stock and (ii) 85% of the price per share of its capital stock paid in the applicable transaction (qualified financing, non-qualified financing, or change of control).
Interest expense								400	400
Amortization of debt issuance costs and debt discount								$ 100
Accrued interest	$ 700								388
Conversion of stock, shares converted	4,196,178
Conversion of stock shares converted, per share	$ 7.17
Gain on exchange of convertible notes	$ 29,300
Outstanding derivative liability	$ 5,300
2019 Convertible Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Convertible notes payable, aggregate principal amount				$ 29,300
Amortization of debt issuance costs and debt discount									$ 100